UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.7%
Alaska 0.5%
Northern Tobacco Securitization Corp. Rev., Asset Bkd. Bonds	Baa3	6.50%		6/01/31	$3,000		$2,795,670
Arizona 1.1%
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.	Aaa	7.25		7/15/10	1,225		1,292,743
Pima Cnty. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	7.50		7/01/10	3,000	(e)	3,699,300
Tucson Cnty., G.O., Ser. A	Aa3	7.375		7/01/12	1,100		1,392,281

							6,384,324

California 9.9%
Anaheim Pub. Fin. Auth. Lease Rev., Ser. 641A, F.S.A., R.I.T.E.S.	NR	14.296		9/01/16	2,210		3,582,963
Ser. 641B, F.S.A., R.I.T.E.S.	NR	14.296		9/01/24	1,815		2,918,211
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Keller Canyon Landfill Co. Proj., A.M.T.	B2	6.875		11/01/27	2,500		2,522,125
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50		6/01/19	2,000		2,211,460
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50		6/01/20	2,000		2,198,080
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50		6/01/22	2,000		2,169,980
California St., G.O., M.B.I.A.	Aaa	5.25		2/01/27	9,900		10,417,770
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. G	A(d)	2.30	(c)	4/01/34	2,850		2,837,061
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P., Cmnty. Hosps. of Central Calfornia	Baa2	4.75		2/01/08	1,115		1,156,088
Cmnty. Hosps. of Central Calfornia	Baa2	4.75		2/01/09	1,165		1,211,880
Cmnty. Hosps. of Central Calfornia	Baa2	4.75		2/01/10	1,210		1,253,862
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero		10/01/21	60		26,170
Foothill / Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375		1/15/15	2,500		2,759,350
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B.,	Baa1	5.75		6/01/22	2,500		2,625,150
Los Angeles Cmnty. Redev. Agcy. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00		12/01/22	4,500		4,738,050
Los Angeles Harbor Dept. Rev., Ser. B, A.M.T.	Aa2	5.375		11/01/23	2,000		2,101,200
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero		8/01/25	2,000		678,780
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero		1/15/36	11,000		2,041,710
San Jose Redev. Agcy. Tax Alloc., Merged Area Redev. Proj., M.B.I.A.	Aaa	5.00		8/01/32	2,365		2,391,322
Santa Margarita Dana Point Auth. Rev., Impvt. Dists. 3, 4, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	2,000		2,598,880
Stockton Redev. Agy. Rev., Stockton Events Ctr., Arena Proj., F.G.I.C.	Aaa	5.00		9/01/28	1,500		1,531,710
West Contra Costa Sch. Dist., C.O.P., Rfdg.,	Baa3	7.125		1/01/24	1,600		1,635,056

							55,606,858

Colorado 3.3%
Adams & Arapahoe Cntys. Joint Sch. Dist. No. 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25		12/01/20	2,000		2,185,400

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Arapahoe Cnty., Sch. Dist., No. 005, Cherry Creek	Aa2	5.50%	12/15/19	$1,885		$2,100,946
Boulder Cnty. Sales & Use Tax Rev., Ser. A, F.G.I.C.	AAA(d)	6.00	12/15/17	3,970		4,563,753
Colorado Dept. Trans. Rev., Rev. Antic. Nts., Ser. A, F.G.I.C.	Aaa	5.00	12/15/15	2,455		2,713,168
Rev. Antic. Nts., Ser. A, F.G.I.C.	Aaa	5.00	12/15/16	2,700		2,962,305
Colorado Hsg. Fin. Auth. Sngl. Fam. Proj., Ser. A-2, A.M.T.	Aa2	7.25	5/01/27	304		305,024
Ser. A-2, A.M.T.	Aa2	6.875	11/01/28	595		596,821
Ser. B-1, A.M.T.	Aa2	7.90	12/01/25	45		45,172
Ser. C-1, A.M.T., M.B.I.A.	Aaa	7.65	12/01/25	205		214,389
Ser. C-2, A.M.T., F.H.A.	Aa2	5.90	8/01/23	1,170		1,197,144
Ser. C-2, A.M.T., F.H.A.	Aa2	7.05	4/01/31	1,265		1,265,127
Westminster Sales & Use Tax Ref. Rev., Str. Proj., Ser. A	AA(d)	5.60	12/01/16	400		445,068

						18,594,317

Connecticut 1.4%
Connecticut St. Spec. Tax Oblig. Rev., Trans. Infrastructure, Ser. A	Aaa	7.125	6/01/10	1,000	(b)	1,198,450
Connecticut St., G.O., Rite-1060 R	AAA(d)	8.111	11/15/09	2,855		3,256,356
Ser. C	Aa3	5.00	12/15/07	3,000		3,258,840

						7,713,646

District of Columbia 0.4%
Dist. of Columbia Rev., Univ., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040		2,083,982
Florida 6.7%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	9,600		10,574,400
Florida St. Brd. of Ed., G.O.	Aa2	9.125	6/01/14	1,260		1,705,297
Florida St. Corr. Privatization Comn. Certs. Part. Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/14	3,520		3,895,479
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/15	3,690		4,050,402
Jacksonville Elec. Auth. Rev., Elec. Sys., Ser. 3-A	Aa2	5.20	10/01/33	1,000		1,000,320
Lakeland Elec. & Wtr. Rev., First Lien, Ser. B, F.S.A.	Aaa	6.55	10/01/05	2,000		2,094,320
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040		3,351,539
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj.	Aaa	5.00	11/01/30	3,000		3,288,450
Palm Beach Cnty. Sch. Brd., Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/22	1,350		1,427,287
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	2,555		2,682,418
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25	5/01/36	1,000		1,012,510
Volusia Cnty. Sch. Brd. Salestax Rev., F.S.A.	Aaa	5.00	10/01/08	2,385		2,614,580

						37,697,002

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev. Rev.	Aa2	6.75	7/01/16	500		628,985
Fulton Cnty. Sch. Dist. Rev.	Aa2	6.375	5/01/17	750		935,340

						1,564,325

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Guam 0.6%
Guam Pwr. Auth. Rev.,
Ser. A	AAA(d)	6.625%	10/01/14	$1,000	(b)	$1,020,140
Ser. A	AAA(d)	6.75	10/01/24	2,000	(b)	2,040,280

						3,060,420

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,143,040

Illinois 5.9%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975		2,049,596
Chicago Sngl. Fam. Mtge. Rev., Ser. A, A.M.T., F.N.M.A., G.N.M.A.	AAA(d)	7.15	9/01/31	385		386,217
Chicago, G.O., F.G.I.C.	Aaa	5.25	1/01/28	3,625		3,758,617
Eastern Illinois Univ. Rev., Auxilary Facs. Sys., A.M.B.A.C.	Aaa	5.625	4/01/18	1,800		1,968,552
Gilberts Spec. Svc. Area No. 9 Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	2,000		2,177,900
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advancement Fd., Univ. Ctr. Proj.	Baa2	6.00	5/01/22	1,500		1,560,060
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,085,250
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,000		4,550,920
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000		6,207,180
Schaumburg, Ser. B, F.G.I.C.	Aaa	5.00	12/01/38	5,500		5,564,790

						33,309,082

Kansas 1.0%
Sedgwick & Shawnee Cnty. Sngl. Fam. Rev., Ser. A, G.N.M.A., F.N.M.A.	Aaa	3.00	12/01/27	2,500		2,684,900
Ser. A, G.N.M.A., F.N.M.A.	Aaa	3.00	6/01/27	2,730		2,941,029

						5,625,929
Louisiana 1.2%
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.	Aaa	8.90	2/01/07	5,780		6,675,206
Maryland 2.3%
Baltimore, Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	835		844,928
Maryland St. Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev., Ser. H, A.M.T.	Aa2	5.00	9/01/29	2,500		2,651,800
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A3	6.75	7/01/30	5,000		5,632,650
Northeast Wste. Disp. Auth. Rev., Baltimore City Sludge Corp. Proj.	NR	7.25	7/01/07	1,683	(e)	1,789,399
Montgomery Cnty. Res. Rec. Proj., Ser. A	A2	6.00	7/01/07	1,000	(e)	1,075,900
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.	Aaa	6.50	9/01/12	1,000		1,205,130

						13,199,807

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Massachusetts 3.7%
Boston Ind. Dev. Fin. Auth. Swr. Fac. Rev., Harbor Elec. Engy. Co. Proj., A.M.T.	Aa3	7.375%	5/15/15	$1,295		$1,300,465
Mass. St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Svcs.	Ba2	6.00	11/01/28	640	(e)	616,857
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Caritas Christi Oblig., Ser. B	Baa3	6.75	7/01/16	3,590		3,975,961
Harvard Univ., Ser. W	Aaa	6.00	7/01/35	500	(b)	584,635
Simmons Coll., Ser. D., A.M.B.A.C.	Aaa	6.05	10/01/20	1,000	(b)	1,175,370
Univ. Mass. Pro., Ser. A, F.G.I.C.	Aaa	5.875	10/01/29	500		562,815
Valley Reg. Hlth. Sys., Ser. C	AAA(d)	7.00	7/01/10	825		986,560
Mass. St. Ind. Fin. Agcy. Bradford Coll.	NR	5.625	11/01/28	1,000	(e)(f)(g)	280,000
Mass. St. Wtr. Poll. Abatement Trust, Pool Prog., Ser. 6	Aaa	5.625	8/01/17	2,760	(b)	3,176,318
Pool Prog., Ser. 6, Unrfdg.	Aaa	5.625	8/01/17	110		123,812
Pool Prog., Ser. 9	Aaa	5.25	8/01/33	2,500		2,613,050
Mass. St. Wtr. Poll., Abatement Trust Rev., Ser. A	Aaa	6.375	2/01/15	80		81,883
Mass. St. Wtr. Res. Auth. Rev., Ser. B, M.B.I.A.	Aaa	6.25	12/01/11	500		594,445
Ser. D, M.B.I.A.	Aaa	6.00	8/01/13	500		593,145
Mass. St., Cons. Ln., Ser. C, G.O.	Aa2	5.25	11/01/30	1,425	(b)	1,602,142
Ser. C, G. O., F.G.I.C.	Aaa	6.00	8/01/09	1,250		1,429,875
Rail Connections Inc. Rev., Rte. 128, Ser. B, A.C.A.	Aaa	Zero	7/01/21	2,500	(b)	1,019,700

						20,717,033

Michigan 3.3%
Dickinson Cnty. Mem. Hosp. Sys. Rev.	Baa3	8.00	11/01/14	1,000	(b)	1,025,180
Harper Creek Cmnty. Sch. Dist., G.O.	Aa1	5.50	5/01/17	1,500		1,676,925
Michigan Mun. Bond Auth. Rev., Drinking Wtr. St. Revolving Fd.	Aaa	5.25	10/01/15	2,000		2,260,780
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser II	Aa2	5.50	10/15/09	3,000	(b)	3,322,650
Rfdg. Facs. Prog., Ser III	Aa2	5.375	10/15/22	3,750		4,045,350
Michigan St. Hosp. Fin. Auth. Rev., Genesys Hlth. Sys., Ser. A	AAA(d)	8.125	10/01/21	1,000	(b)	1,083,250
Genesys Hlth. Sys., Ser. A	AAA(d)	7.50	10/01/27	500	(b)	528,920
Okemos Pub. Sch. Dist., M.B.I.A.	Aaa	Zero	5/01/12	1,100		824,901
M.B.I.A.	Aaa	Zero	5/01/13	1,000		712,330
Sturgis Pub. Sch. Dist., Sch. Bldg. & Site, G.O.	Aa1	5.50	5/01/14	670		750,052
Wyandotte Elec. Rev., G.O., M.B.I.A.	Aaa	6.25	10/01/08	2,000		2,168,720

						18,399,058

Minnesota 0.8%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	4,080		4,291,466

Missouri 0.8%
Missouri St. Hsg. Dev. Comm. Mtge. Rev., Sngl. Fam. Homeowner Ln., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	AAA(d)	7.20	9/01/26	620		623,968

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
St. Louis Arpt. Rev., Arpt. Dev. Prog., Ser. A, M.B.I.A.	Aaa	5.625%	7/01/19	$3,500		$3,943,660

						4,567,628

Nevada 0.4%
Henderson, Wtr. & Swr., Ser. A, G.O., F.G.I.C.	Aaa	5.25	9/01/15	2,000		2,165,180
New Hampshire 0.9%
Manchester Hsg. & Redev. Auth. Rev., C.A.B.S., Ser. B, A.C.A.	Baa3	Zero	1/01/24	4,740		1,513,055
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB(d)	6.30	1/01/16	500		512,120
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Coll. Issue	BBB(d)	7.50	1/01/31	3,000		3,235,830

						5,261,005

New Jersey 2.4%
New Jersey Hlth. Care Facs. Fin. Auth. Rev. Rfdg., Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,175		2,474,976
St. Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000		2,198,360
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Raritan Bay Med. Ctr. Issue	NR	7.25	7/01/27	2,000		2,093,300
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565		1,647,476
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000		1,046,200
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000		3,064,440
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3	6.00	6/01/37	400		346,120
Bonds	Baa3	6.25	6/01/43	1,000		888,220

						13,759,092

New Mexico 1.7%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mgte., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	3.50	7/01/35	5,000		5,188,200
Sngl. Fam. Mtge., Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	1,685		1,757,287
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtg. Prog., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(d)	3.50	7/01/35	2,500		2,671,025

						9,616,512

New York 14.9%
Erie Cnty. Ind. Dev. Agy. Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250		1,437,713
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030		3,449,776
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765		7,578,356
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,000		4,545,000
New York City Transitional Fin. Auth. Rev., Future Tax Sec’d., Ser. A	Aa2	5.75	2/15/17	1,555	(b)	1,793,242
Future Tax Sec’d., Ser. C	Aa2	5.50	11/01/20	4,000		4,412,000
Ser. C	Aa2	5.50	2/15/16	2,500		2,774,400
Balance, Future Tax Sec’d., Ser. A	Aa2	5.75	2/15/17	3,445		3,900,911

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
New York City, G.O., Ser. B	A2	8.25%	6/01/06	$1,500		$1,647,285
Ser. B	A2	7.25	8/15/07	3,500		3,963,295
Ser. D	A2	7.65	2/01/07	45		45,211
New York St. Engy. Resh. & Dev. Auth. Poll. Ctrl. Rev., Cent. Hudson Gas Elec., Ser. A, A.M.T., A.M.B.A.C.	Aaa	3.00	12/01/28	3,000		3,002,490
New York St. Environ. Facs. Corp. Poll. Ctrl. Rev., St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	20		21,448
St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	1,260		1,345,529
New York St. Mun. Brd. Bank Agcy. Spl. Sch. Purp. Rev., Ser. C	A+(d)	5.25	6/01/22	3,200		3,389,344
Ser. C	A+(d)	5.25	12/01/22	3,595		3,807,716
New York St. Urban Dev. Corp. Corr. & Youth Facs. Svc., Ser. A	A3	5.00	1/01/09	2,650		2,887,652
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., Ser. B,	NR	7.625	1/01/30	1,000		1,011,670
Tobacco Settlement Fin. Corp.,
Asset Bkd., Ser. A-1	A3	5.50	6/01/14	4,125		4,490,516
Asset Bkd., Ser. A-1	A3	5.50	6/01/16	3,000		3,262,530
Asset Bkd., Ser. A-1	A3	5.50	6/01/18	3,000		3,288,300
Asset Bkd., Ser. A-1	A3	5.50	6/01/19	5,000		5,509,950
Ser. C-1	A3	5.50	6/01/14	3,000		3,265,830
Ser. C-1	A3	5.50	6/01/15	4,500		4,934,700
United Nations Dev. Corp. Rev., Ser. A	A3	5.25	7/01/12	1,665		1,779,668
Ser. A	A3	5.25	7/01/15	1,730		1,830,409
Ser. A	A3	5.25	7/01/17	2,000		2,112,920
Ser. A	A3	5.25	7/01/21	1,370		1,447,789
Ser. A	A3	5.25	7/01/25	1,000		1,043,860

						83,979,510

North Carolina 2.7%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000		1,113,290
Charlotte Storm Wtr. Fee Rev.,	Aa2	6.00	6/01/25	500	(b)	583,375
No. Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	1,000		1,198,390
Pwr. Sys. Rev., Ser. A	Aaa	6.00	1/01/26	650	(b)	791,635
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	2,635		3,344,869
Pwr. Sys. Rev., Ser. A, E.T.M.	Baa2	6.40	1/01/21	1,000		1,255,340
Pwr. Sys. Rev., Ser. A, M.B.I.A.	Aaa	6.50	1/01/18	1,005		1,253,175
No. Carolina Hsg. Fin. Agcy., Home Ownership, Ser. 6 A, A.M.T.	Aa2	6.20	1/01/29	790		823,085
No. Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., M.B.I.A.	Aaa	6.00	1/01/10	1,250		1,429,612
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000		1,115,610
Pitt Cnty. Rev., Mem. Hosp., E.T.M.	Aaa	5.25	12/01/21	1,000		1,051,130
Raleigh Comb. Enterprise Sys. Rev.	Aa1	5.00	3/01/21	1,000		1,064,880

						15,024,391

North Dakota 2.0%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000		11,027,970

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ohio 7.8%
Akron, G.O.	A1	10.50%	12/01/04	$200		$202,922
Brecksville Broadview Heights City Sch. Dist., F.G.I.C.	Aaa	6.50	12/01/16	1,000		1,109,510
Cleveland, G.O., M.B.I.A.	Aaa	5.75	8/01/14	1,000		1,176,170
G.O., M.B.I.A.	Aaa	5.75	8/01/15	1,000		1,185,520
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A.	AA(d)	7.625	1/01/22	1,690	(b)	2,133,490
Cuyahoga Cnty. Hosp. Facs. Rev., Canton Inc. Proj.	Baa2	7.50	1/01/30	5,000		5,520,850
Cuyahoga Cnty. Hosp. Rev., Meridia Hlth. Sys.	A1	6.25	8/15/24	1,500	(b)	1,589,715
Dayton, G.O., M.B.I.A.	Aaa	7.00	12/01/07	480		548,400
Dover Mun. Elec. Sys. Rev., F.G.I.C.	Aaa	5.95	12/01/14	1,000		1,056,530
Greene Cnty. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.125	12/01/21	1,000	(b)	1,139,020
Hamilton Cnty. Sales Tax Rev., Sub. C.A.B.S., Ser. B, A.M.B.A.C.	Aaa	Zero	12/01/20	2,000		958,660
Sub. Ser. B, A.M.B.A.C.	Aaa	5.25	12/01/32	3,740		3,903,401
Hilliard Sch. Dist. C.A.B.S. Sch. Impvt., F.G.I.C.	Aaa	Zero	12/01/19	1,720		879,608
Lucas Cnty. Hlth. Care Fac. Rev., Ref. Presbyterian Svcs., Ser. A	NR	6.625	7/01/14	1,750		1,838,795
Rfdg. Impvt., Sunset Ret., Ser. A	NR	6.625	8/15/30	1,000		1,040,970
Montgomery Cnty. Swr. Sys. Rev., Greater Moraine, Beaver Creek, F.G.I.C.	Aaa	Zero	9/01/05	1,000		983,890
Mount Vernon City Sch. Dist., G.O., F.G.I.C.	Aaa	7.50	12/01/14	500		509,850
Newark, Ltd. Tax, G.O., A.M.B.A.C.	Aaa	Zero	12/01/06	805		767,728
Ohio Hsg. Fin. Agcy. Mtge. Rev., Res. Con. Opt., Ser. C-1, A.M.T., G.N.M.A.	Aaa	6.05	3/01/32	330		346,170
Ohio St. Bldg. Auth., St. Corr. Facs., Ser. A	Aa2	6.00	10/01/08	615		695,503
Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv. Univ., Ser. B	A1	6.50	10/01/20	750		935,595
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T.	NR	8.50	8/01/22	500	(e)(f)	0
Ohio St. Univ. Gen. Rcpts., Ser. A	Aa2	6.00	12/01/16	1,000		1,148,600
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Buckeye Pwr. Inc. Proj., A.M.B.A.C.	Aaa	7.80	11/01/14	9,900		10,149,183
Ohio St. Wtr. Dev. Auth. Rev. Wtr. Dev.- Fresh Wtr. Ser.	Aa1	5.125	12/01/18	3,000		3,226,110
Richland Cnty Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. B	A(d)	6.375	11/15/22	1,000		1,078,550

						44,124,740
Oklahoma 1.1%
Oklahoma St. Tpke. Auth. Tpke. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	5,900		6,357,781
Pennsylvania 0.8%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-(d)	5.60	7/01/10	685		695,481
Monroe Cnty. Hosp. Auth. Rev., Hosp., Pocono Med. Ctr.,	BBB+(d)	6.00	1/01/43	1,750		1,789,690
Westmoreland Cnty. Ind. Dev. Auth. Rev., Valley Landfill Proj.	BBB(d)	5.10	5/01/18	2,000		2,098,380

						4,583,551

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Puerto Rico 1.3%
Puerto Rico Comnwlth., PA625, R.I.T.E.S., A.M.B.A.C., T.C.R.S.	NR	12.102%	7/01/10	$500	(e)	$712,790
PA642B, R.I.T.E.S., M.B.I.A.	NR	9.621	7/01/12	1,000	(e)	1,344,600
Pub. Impvt., Ser. A, G.O.	Baa1	5.00	7/01/34	2,500		2,525,775
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250		2,492,640
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs. Rev., Ser. J, C.A.B.S., E.T.M.	Baa1	Zero	7/01/06	275		265,620

						7,341,425
Rhode Island 0.3%
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A	Baa3	6.125	6/01/32	2,000		1,804,980
South Carolina 2.3%
Berkeley Cnty. Wtr. & Swr. Rev. Sys., M.B.I.A.	Aaa	5.00	6/01/14	1,250		1,380,837
M.B.I.A.	Aaa	5.25	6/01/16	1,000		1,110,880
Charleston Waterworks & Swr. Rev., E.T.M.	Aaa	10.375	1/01/10	6,040		7,343,976
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs Rev., Ref. & Impvt., Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	3,000		3,300,540

						13,136,233
Tennessee 2.3%
Bristol Hlth. & Edl. Fac. Rev., Bristol Mem. Hosp., F.G.I.C.	Aaa	6.75	9/01/10	5,000	(e)	5,944,200
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlth. Care	A3	6.50	9/01/26	560	(b)	677,029
Methodist Hlth. Care, E.T.M.	A3	6.50	9/01/26	940		1,140,793
Sullivan Cnty. Hlth. Ed. & Hsg. Fac. Brd. Rev., Wellmont Hlth. Sys. Proj.	BBB+(d)	6.25	9/01/32	1,000		1,029,740
Tennessee Hsg. Dev. Agy. Rev., Homeownership PG, A.M.T.	Aa2	5.00	7/01/34	4,000		4,208,480

						13,000,242
Texas 5.6%
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255		1,320,210
TXU Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/29	1,000		1,042,380
Brazos River Auth. Rev., Houston Inds. Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500		3,719,415
Cash Special Util. Dist. Rev., Rfdg. Rev. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	1,765		1,903,623
Harris Cnty. Rev., Toll Rd., Ser. B-1	Aaa	5.00	8/15/16	2,500		2,736,375
Houston Util. Sys. Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000		9,763,650
Lower Co. River Auth. Transmission Contract Rev., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250		2,376,000
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000		2,046,980
Panhandle Reg. Hsg. Fin. Corp. Rev., Multi-Family Hsg., Ser. A	Baa1	6.75	3/01/31	3,000		3,283,020

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15%	8/01/22	$1,000		$1,082,500
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Aaa	5.50	11/01/18	2,240		2,521,859

						31,796,012
Virginia 0.8%
Gloucester Cnty. Ind. Dev., Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB(d)	5.125	9/01/38	2,300		2,401,729
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Hlth. Sys. Inc., Ser. A	A3	5.60	11/15/30	850		875,075
Sussex Cnty. Ind., Dev. Auth., Solid Wste., Disp. Rev., Atlantic Wste., Ser. A	BBB(d)	5.125	6/01/28	1,400		1,461,922

						4,738,726
Washington 5.3%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500		3,940,265
Energy Northwest Elec. Rev., Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000		4,644,160
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000		3,483,120
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010		4,474,438
King Cnty., G.O., Ser. B	Aa1	5.85	12/01/13	6,770	(b)	7,654,433
Skagit Cnty. Cons. Sch. Dist., G.O., No. 320, Mount Vernon, M.B.I.A.	Aaa	5.50	12/01/18	3,255		3,664,446
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	2,000		1,967,840

						29,828,702
West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B	A2	6.75	9/01/30	2,000	(b)(e)	2,413,460
Wisconsin 1.1%
Manitowoc Elec. Rev., Pwr. Sys., F.G.I.C.	Aaa	5.25	10/01/34	4,250		4,362,668
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000		2,062,120

						6,424,788

Total long-term investments (cost $522,329,305)						550,813,093

SHORT-TERM INVESTMENTS 2.9%
California 0.0%
California Hsg. Fin. Agcy. Rev., Multi-Fam. Hsg. III, Ser. A, A.M.T., F.R.D.D.(h)	VMIG1	1.85	10/01/04	150		150,000
Colorado 0.7%
Douglas Cnty. Multi-Fam. Rev., Lincolnpointe Lofts Proj., A.M.T., F.R.D.D.(h)	A-1(d)	1.77	10/01/04	3,885		3,885,000
Delaware 0.6%
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D.(h)	VMIG2	2.05	10/01/04	3,650		3,650,000

Dryden National Municipals Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina 0.1%
Halifax Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth. Rev., Exempt Facs., Westmoreland, A.M.T., F.R.D.D.(h)	Aa2	1.81	10/01/04	300	300,000
Oregon 0.2%
Oregon St. Econ. Dev. Rev., Spec. Newsprint Proj., Ser. 197., A.M.T., F.R.D.D.(h)	VMIG1	1.81	10/01/04	1,050	1,050,000
South Carolina 0.2%
Florence Cnty. Sld. Wste. Disp. & Wastewater Treatment, Roche Carolina Inc. Proj., A.M.T., F.R.D.D.(h)	A-1(d)	1.81	10/01/04	1,400	1,400,000
Texas 0.1%
Dallas Ft. Worth Reg. Arpt. Rev., Mun. Secs. Trust Rcpts., Ser. SGA 49, A.M.T., M.B.I.A., F.R.D.D.(h)	A-1(d)	1.82	10/01/04	300	300,000
Washington 1.0%
Washington St. Hsg. Fin. Comn., Multi-Fam. Rev., Reg. Pk. Apts. Proj., Ser. A, F.R.D.D.(h)	A-1(d)	1.87	10/01/04	5,720	5,720,000
Total short-term investments (cost $ 16,455,000)					16,455,000

Total Investments 100.6% (cost $ 538,784,305)(j)					567,268,093
Variation margin on open future contracts, net (i)					73,125
Liabilities in excess of other assets (0.6)%					(3,564,131)

Net Assets 100%					$563,777,090

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A. – American Capital Access

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A. M. T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O.P. – Certificate of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.H.A. – Federal Housing Administration

F.H.L.M.C. – Federal Home Loan Mortgage Corporation

F.N.M.A. – Federal National Mortgage Association

F.R.D.D. – Floating Rate (Daily) Demand Note (h)

F.S.A. – Financial Security Assurance

G.N.M.A. – Government National Mortgage Association

G.O. – General Obligation

LLC – Limited Liability Company

M.B.I.A. – Municipal Bond Insurance Corporation

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts

T.C.R.S. – Transferable Custodial Receipts

X.L.C.A. – X.L. Capital Assurance

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(d)	Standard & Poor’s rating.

(e)	All or portion of security segregated as collateral for financial futures contracts.

(f)	Represent issuer in default on interest payments; non-income producing security.

(g)	Fair valued security.

(h)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(i)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Short Positions:
182	U.S. Treasury 10Yr Notes	Dec 04	$20,508,730	$20,497,750	$10,980
110	U.S. Treasury Bonds	Dec 04	12,345,326	12,344,063	1,263

					$12,243

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$538,442,535	$30,622,077	$1,796,519	$28,825,558

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.